Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Significant Accounting Policies [Abstract]
Summary of Wholly-owned and Partially-owned Subsidiaries
The material subsidiaries of the Company as at December 31, 2019 are described below:

Subsidiary	Location	Ownership interest	Operations and development projects owned

Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")	Turkey	100%	Kişladağ Mine Efemçukuru Mine
Hellas Gold SA ("Hellas")	Greece	95%	Olympias Mine Stratoni Mine Skouries Project
Integra Gold Corporation	Canada	100%	Lamaque Mine
Thracean Gold Mining SA	Greece	100%	Perama Hill Project
Thrace Minerals SA	Greece	100%	Sapes Project
Unamgen Mineração e Metalurgia SA	Brazil	100%	Vila Nova Iron Ore Mine
Brazauro Recursos Minerais SA ("Brazauro")	Brazil	100%	Tocantinzinho Project
Deva Gold SA ("Deva")	Romania	80.5%	Certej Project